Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues

16.Revenues

The Group’s revenue by channel for the respective periods are detailed as follows:

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Sales of products by channel
— Sales to offline distributors	79,808	1,138,965	3,742,285
—Sales to third‑party e‑commerce platform distributors(a)	8,346	123,585	—
—Sales to end users through third‑party e‑commerce platforms(a)	44,405	281,131	—
—Others	54	5,673	77,427
Total revenues	132,613	1,549,354	3,819,712

(a)Following the Announcement (see Note 2 (q)), the Group stopped its sales to third‑party e‑commerce platform distributors and sales to end users through third‑party e‑commerce platforms since November 2019.